Quarterly Holdings Report
for

Fidelity® Overseas Fund

July 31, 2019

OVE-QTLY-0919
1.804876.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Austria - 0.5%
Erste Group Bank AG	1,105,700	$39,706,881
Bailiwick of Jersey - 1.5%
Experian PLC	2,498,079	75,947,847
Sanne Group PLC	5,785,754	38,698,305

TOTAL BAILIWICK OF JERSEY		114,646,152

Belgium - 1.2%
KBC Groep NV	1,352,354	87,248,416
Bermuda - 2.3%
Credicorp Ltd. (United States)	177,600	38,715,024
Hiscox Ltd.	2,799,600	57,878,090
IHS Markit Ltd. (a)	1,157,900	74,591,918

TOTAL BERMUDA		171,185,032

Brazil - 0.5%
IRB Brasil Resseguros SA	1,555,300	38,715,920
Canada - 1.1%
Constellation Software, Inc.	83,800	79,729,370
Denmark - 1.4%
DSV de Sammensluttede Vognmaend A/S	803,900	76,864,938
Netcompany Group A/S (a)(b)	637,687	25,050,706

TOTAL DENMARK		101,915,644

France - 10.8%
ALTEN	411,335	51,044,493
Amundi SA (b)	597,106	41,246,172
Capgemini SA	692,433	88,341,814
Danone SA	1,151,000	99,829,637
Edenred SA	936,679	47,116,902
Elior SA (b)(c)	1,140,100	14,930,533
Essilor International SA	324,700	44,085,672
LVMH Moet Hennessy Louis Vuitton SE	336,563	139,020,431
Sanofi SA	1,127,281	93,938,373
SR Teleperformance SA	383,000	80,386,797
Total SA	2,086,860	108,162,331

TOTAL FRANCE		808,103,155

Germany - 6.2%
adidas AG	302,842	97,070,506
Axel Springer Verlag AG (c)	285,642	19,747,046
Bayer AG	658,688	42,662,556
Deutsche Borse AG	477,800	66,329,389
Deutsche Post AG	1,318,747	43,080,260
Hannover Reuck SE	437,600	68,642,767
SAP SE	1,008,545	123,280,564

TOTAL GERMANY		460,813,088

Hong Kong - 1.9%
AIA Group Ltd.	14,073,200	144,050,015
India - 1.0%
HDFC Bank Ltd. sponsored ADR	457,000	52,545,860
LIC Housing Finance Ltd.	3,261,900	24,433,084

TOTAL INDIA		76,978,944

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	84,748,300	26,854,869
Ireland - 2.9%
DCC PLC (United Kingdom)	798,455	67,601,098
Kerry Group PLC Class A	658,548	76,837,932
Kingspan Group PLC (Ireland)	665,480	32,635,206
United Drug PLC (United Kingdom)	4,176,903	40,636,254

TOTAL IRELAND		217,710,490

Italy - 1.4%
FinecoBank SpA	3,187,600	31,729,829
Recordati SpA	1,575,300	70,678,528

TOTAL ITALY		102,408,357

Japan - 15.6%
Daiichikosho Co. Ltd.	589,700	24,473,715
Elecom Co. Ltd.	623,850	22,679,720
Hoya Corp.	1,382,200	106,787,306
Iriso Electronics Co. Ltd.	561,800	25,820,388
Kao Corp.	865,000	63,128,368
Keyence Corp.	155,880	90,455,965
KH Neochem Co. Ltd.	1,534,600	38,410,845
Koshidaka Holdings Co. Ltd.	237,400	3,386,752
Miroku Jyoho Service Co., Ltd. (c)	1,009,800	31,884,024
Nitori Holdings Co. Ltd.	395,000	53,482,397
NOF Corp.	1,062,600	38,190,698
OBIC Co. Ltd.	11,500	1,233,615
Olympus Corp.	4,548,200	49,588,492
Oracle Corp. Japan	326,500	27,250,850
ORIX Corp.	4,070,300	58,422,405
Otsuka Corp.	1,141,700	45,388,845
PALTAC Corp.	549,200	27,058,663
Persol Holdings Co., Ltd.	2,205,500	53,865,369
Recruit Holdings Co. Ltd.	2,069,300	70,071,624
Relo Group, Inc.	912,300	24,327,441
S Foods, Inc.	653,300	20,177,296
Shiseido Co. Ltd.	848,900	62,465,943
SMC Corp.	184,800	67,709,606
Suzuki Motor Corp.	868,800	33,977,453
Tsuruha Holdings, Inc.	511,000	52,278,978
USS Co. Ltd.	1,731,800	34,495,915
Welcia Holdings Co. Ltd.	926,600	43,268,021

TOTAL JAPAN		1,170,280,694

Kenya - 0.4%
Safaricom Ltd.	97,939,400	25,790,866
Korea (South) - 0.3%
LG Chemical Ltd.	75,840	21,360,645
Luxembourg - 0.3%
Eurofins Scientific SA (c)	48,655	20,790,379
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O	3,598,500	18,116,667
Netherlands - 8.6%
ASML Holding NV (Netherlands)	429,500	95,702,976
Grandvision NV (b)	1,504,000	45,219,444
Heineken NV (Bearer)	864,700	92,965,488
IMCD Group BV	969,424	85,744,874
Koninklijke Philips Electronics NV	2,055,745	96,436,317
QIAGEN NV (Germany) (a)	1,016,500	38,799,154
Unilever NV	2,348,300	136,115,999
Wolters Kluwer NV	732,100	53,132,099

TOTAL NETHERLANDS		644,116,351

New Zealand - 0.6%
EBOS Group Ltd.	2,520,101	41,214,849
Norway - 1.7%
Adevinta ASA:
Class A (a)	1,644,000	18,450,637
Class B	569,300	6,331,412
Equinor ASA	3,629,859	65,123,362
Schibsted ASA (A Shares)	1,397,100	37,763,723

TOTAL NORWAY		127,669,134

Spain - 1.3%
Amadeus IT Holding SA Class A	690,430	54,540,877
CaixaBank SA	6,161,516	15,270,999
Prosegur Cash SA (b)	12,391,856	25,240,724

TOTAL SPAIN		95,052,600

Sweden - 3.7%
Addlife AB	959,818	25,929,616
AddTech AB (B Shares)	1,025,032	26,842,603
ASSA ABLOY AB (B Shares)	2,734,900	62,730,767
Hexagon AB (B Shares)	1,058,800	51,508,449
Indutrade AB	2,111,667	59,975,824
Svenska Handelsbanken AB (A Shares)	5,416,100	48,733,644

TOTAL SWEDEN		275,720,903

Switzerland - 8.4%
Alcon, Inc. (a)	1,089,600	64,014,000
Julius Baer Group Ltd.	1,134,459	48,478,410
Lonza Group AG	221,105	75,876,664
Nestle SA (Reg. S)	916,520	97,231,047
Roche Holding AG (participation certificate)	649,328	173,802,507
Sika AG	452,149	65,466,247
Sonova Holding AG Class B	203,270	46,906,103
Swiss Re Ltd.	609,830	59,207,868

TOTAL SWITZERLAND		630,982,846

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,834,000	47,915,500
United Kingdom - 14.8%
Ascential PLC (b)	3,520,852	17,049,762
Beazley PLC	6,834,900	47,918,230
Cineworld Group PLC	12,219,039	37,906,771
Compass Group PLC	3,736,994	94,547,918
Cranswick PLC	803,061	25,997,158
Dechra Pharmaceuticals PLC	824,195	29,527,862
Diageo PLC	3,254,900	135,729,981
Diploma PLC	2,498,097	46,085,485
Hilton Food Group PLC	2,135,189	24,304,207
InterContinental Hotel Group PLC	1,240,810	86,204,898
Intertek Group PLC	884,745	61,414,563
James Fisher and Sons PLC	987,158	26,050,478
JTC PLC (b)	2,836,200	12,192,578
London Stock Exchange Group PLC	964,930	77,752,888
Mondi PLC	2,340,300	51,328,310
Prudential PLC	4,479,771	92,167,861
RELX PLC (London Stock Exchange)	2,432,500	57,787,719
Rentokil Initial PLC	10,644,700	56,310,835
Rotork PLC	5,095,921	19,118,206
Spectris PLC	956,044	29,600,944
Ultra Electronics Holdings PLC	1,308,194	31,229,263
Victrex PLC	1,148,868	28,501,623
Volution Group PLC	9,088,967	20,116,629

TOTAL UNITED KINGDOM		1,108,844,169

United States of America - 5.4%
Alphabet, Inc. Class C (a)	30,993	37,708,563
Becton, Dickinson & Co.	187,000	47,273,600
Boston Scientific Corp. (a)	1,170,700	49,707,922
Marsh & McLennan Companies, Inc.	681,500	67,332,200
Moody's Corp.	204,200	43,768,228
Roper Technologies, Inc.	131,500	47,819,975
S&P Global, Inc.	236,341	57,891,728
Total System Services, Inc.	411,000	55,780,920

TOTAL UNITED STATES OF AMERICA		407,283,136

TOTAL COMMON STOCKS
(Cost $5,640,746,321)		7,105,205,072

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
(Cost $32,019,255)	358,344	36,987,078

Investment Companies - 0.9%
United States of America - 0.9%
iShares MSCI Japan ETF
(Cost $69,333,148)	1,317,800	71,622,430

Money Market Funds - 3.3%
Fidelity Cash Central Fund 2.43% (d)	211,438,729	211,481,017
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	32,655,762	32,659,028
TOTAL MONEY MARKET FUNDS
(Cost $244,134,146)		244,140,045
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $5,986,232,870)		7,457,954,625
NET OTHER ASSETS (LIABILITIES) - 0.3%		23,359,211
NET ASSETS - 100%		$7,481,313,836

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,929,919 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,586,700
Fidelity Securities Lending Cash Central Fund	1,329,027
Total	$4,915,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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